Significant Accounting Policies (Details Narrative)	6 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($) Number	Mar. 31, 2019 USD ($)	Apr. 02, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)
Cash designated for contract included in restricted cash	$ 442,000
Restricted cash	$ 17,234	$ 16,934
Number of operating segment | Number	1
Accrued expenses related to uncertain tax positions	$ 154,300	154,300		$ 154,300	$ 154,300	$ 154,300
Intangible assets milestone payments	$ 1,800,000	1,800,000
Intangible asset useful life	13 years
Operating lease liabilities	$ 234,097
Operating lease right-of-use assets	$ 169,760
Weighted average discount rate	8.30%
Weighted average remaining term	3 years 6 months
ASU 842 [Member]
Operating lease liabilities			$ 266,600
Operating lease right-of-use assets			$ 258,600
Weighted average discount rate			8.30%
Weighted average remaining term			3 years 8 months 12 days